Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of reconcilation of basic and diluted earning per share
	Years Ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(31,041,659)	$(3,565,285)	$5,017,546
Less: Net loss attributable to non-controlling interests	(18,416)	(323,515)	(565,301)
Less: Deemed dividend to warrants holders	401,000	-	-
	$(31,424,243)	$(3,241,770)	$5,582,847
Denominator
Weighted average shares Outstanding – Basic	2,303,740	423,174	69,186
Dilutive securities – Unexercised warrants	-	-	-
Weighted average shares outstanding – Diluted	2,303,740	423,174	69,186

(Loss) earnings per share – Basic	$(13.64)	$(7.66)	$80.69
(Loss) earnings per share – Diluted	$(13.64)	$(7.66)	$80.69